OTHER INVESTMENTS (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Other investment note due 2020
Schedule Of Investments [Line Items]
Maximum drawing capacity of loan	$ 28.0
Amount of additional loan drawn	6.0
Amount of additional funding	$ 6.0
Interest rate	10.00%		10.00%
Remaining outstanding amount of loan	$ 23.0
Other investment note due 2023
Schedule Of Investments [Line Items]
Interest rate	9.00%		9.00%
Other investment note due 2023 | Revolving Credit Facility
Schedule Of Investments [Line Items]
Credit facility, borrowing capacity		$ 50.0
Current used amount of revolving credit facility	$ 27.0
Revolving credit facility interest rate	6.66%